Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Property, Plant and Equipment, Net [Abstract]
Depreciation expense	$ 159	$ 209	$ 162
Impairment loss	$ 335